Other assets (Tables)	12 Months Ended
Dec. 31, 2023
Other assets.
Schedule of other assets

	December 31
($ in thousands)	2023	2022
Reinsurance assets	15,371	16,388
Right-of-use assets	13,851	12,716
Property and equipment	3,561	1,313
Prepayments	9,150	199
Other receivables	21,531	21,240
Total other assets	63,464	51,856